Summary of Significant Accounting Policies (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of cash balances by geographic area
Total cash and cash equivalents	$ 1,159,612	$ 386,821	$ 732,371
Total cash and cash equivalents (Percentage)	100.00%	100.00%
United States [Member]
Summary of cash balances by geographic area
Total cash and cash equivalents	8,779	17,372
Total cash and cash equivalents (Percentage)	0.80%	4.50%
China [Member]
Summary of cash balances by geographic area
Total cash and cash equivalents	$ 1,150,832	$ 369,449
Total cash and cash equivalents (Percentage)	99.20%	95.50%